Cash and cash equivalents	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents.
Cash and cash equivalents

Note 4 – Cash and cash equivalents

As at June 30, 2019 and 2018, cash and cash equivalents were primarily held in interest-bearing deposits.

	At June 30,	At December 31,
	2019	2018
Cash deposits	$389.6	$60.3
Term deposits	9.3	9.4
	$398.9	$69.7

Included in the cash and cash equivalents balance as at June 30, 2019 are proceeds of a draw down of $275.0 million on the Company’s Corporate Revolver, which were subsequently used to fund the acquisition of its royalty interest in the Marcellus, as referenced in Note 20(b).